Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Related parties

Note 18 - Related parties

A.	Balances with related parties

	As of December 31,
	2023	2022

Trade payables	140	-
Other current liabilities - salaries and related expenses related parties (1)	-	113

(1)	See also Notes 10 and 12A above.

B.	Transactions with related parties

	Year ended December 31,
	2023	2022	2021
General and administrative expenses - salaries and related expenses (including share-based payment) to related parties (1)	1,926	1,984	2,457

(1)	See also Notes 12A and 15C above.